Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	JP CENTURION & PARTNERS PLT
Auditor Firm ID	6723
Auditor Location	Kuala Lumpur, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Founder Group Limited and its subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2023 and the related consolidated statement of profit or loss and other comprehensive income/(loss), consolidated statement of changes in equity, and consolidated statement of cash flows for the year ended December 31, 2024 and 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the year ended December 31, 2024 and 2023, in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).